Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

25) Subsequent Events

The Partnership has evaluated subsequent events from the balance sheet date through April 25, 2018, the date at which the audited consolidated financial statements were available to be issued, and determined that there are no other items to disclose, except as follows:

On January 30, 2018, the Partnership’s subsidiary, KNOT Shuttle Tankers 15 AS, which owns the vessel Torill Knutsen, closed a new $100 million senior secured term loan facility (the “New Torill Facility”) with a consortium of banks, in which The Bank of Tokyo-Mitsubishi UFJ acted as agent. The New Torill Facility refinanced the outstanding balance of $73.2 million of the Old Torill Facility associated with the Torill Knutsen that bore interest at a rate of LIBOR plus 2.5% and was due to be paid in full in November 2018. The New Torill Facility is repayable in 24 consecutive quarterly installments with a balloon payment of $60.0 million due at maturity. The New Torill Facility bears interest at a rate per annum equal to Libor plus a margin of 2.1%. The facility matures in January 2024.

On February 15, 2018, the Partnership paid a quarterly cash distribution of $0.52 per common unit with respect to the quarter ended December 31, 2017. The aggregate amount of the paid distribution was $18.0 million. On February 15, 2018, the Partnership paid a quarterly cash distribution of $0.48 per Series A Preferred Unit with respect to the quarter ended December 31, 2017. The aggregate amount of the distribution was $1.8 million.

On March 1, 2018 the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired 100% of the shares of KNOT Shuttle Tankers 30 AS (“KNOT 30”), the company that owns the shuttle tanker Anna Knutsen, from KNOT for a purchase price of $120.0 million less $106.8 million of outstanding indebtedness related to the vessel plus approximately $1.4 million for certain capitalized fees related to the financing of the Anna Knutsen. On the closing of the Acquisition, KNOT 30 repaid approximately $32.3 million of this indebtedness, leaving an aggregate of approximately $74.4 million of debt outstanding under the secured credit facility related to the vessel (the “Anna Facility”). The Anna Facility is repayable in quarterly installments with a final balloon payment of $57.1 million due at maturity in March 2022. The Anna Facility bears interest at an annual rate equal to LIBOR plus a margin of 2.0%. The purchase price was settled in cash and is subject to certain post-closing adjustments for working capital and interest rate swaps.

The Anna Knutsen was delivered in March 2017 and is operating in Brazil under a time charter with Galp, which will expire in the second quarter of 2022. The charterer has options to extend the charter for two three-year periods.

The Partnership has accounted for the acquisition of the Anna Knutsen as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The Partnership is in the process of finalizing the accounting for the acquisition and amounts shown below are provisional. The provisional allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition. No goodwill was identified as part of the provisional purchase price allocation. The provisional fair values allocated to each class of identifiable assets of KNOT 30 and the difference between the purchase price and net assets acquired was calculated as follows:

(U.S. Dollars in thousands)		March 1, 2018
Purchase consideration (1)		$14,637

Less: Fair value of net assets acquired:
Vessel and equipment	120,000
Long-term debt	(106,752)
Capitalized fee financing of the vessel	1,389
Other (2)

Sub total		14,637

Difference between the purchase price and fair value of net assets acquired		$—

(1)	This includes the purchase consideration for KNOT 30 less the assumed bank debt plus certain intercompany balances and capitalized fees related to the financing of the Anna Knutsen, but excluding the post-closing adjustments for working capital and interest rate swaps.
(2)	This information (working capital adjustment) will be available upon finalization of the Anna Knutsen purchase price allocation.